Reconciliation of Income from Operations to Consolidated Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment income from operations
Income from operations	$ 21,864		$ 17,882		$ 59,201		$ 53,954		$ 79,646		$ 62,515
Interest expense, net	(6,349)		(14,746)		(31,267)		(38,977)		(54,011)		(50,160)
Earnings of equity method investment	198		(472)		823		103		564		833
Other income (expenses)	448		855		(77,020)		(9,802)		(8,491)		(18,201)
Income tax (expense) benefit	(1,358)		(1,243)		3,603		(1,501)		59,658		29,227
Net income (loss)	14,803		2,276		(44,660)		3,777		77,366		24,214
Operating Segments
Segment income from operations
Income from operations	21,864		17,882		59,201		53,954		79,646		62,515
Operating Segments | Merchant acquiring
Segment income from operations
Income from operations	8,568		8,225		25,963		24,736		33,836		30,258
Operating Segments | Payment processing
Segment income from operations
Income from operations	14,056		13,587		38,536		38,652		53,682		45,031
Operating Segments | Business solutions
Segment income from operations
Income from operations	11,282		7,801		30,600		25,751		39,845		36,690
Operating Segments | Total segment income from operations
Segment income from operations
Income from operations	33,906		29,613		95,099		89,139		127,363		111,979
Operating Segments | Other
Segment income from operations
Income from operations	(12,042)	[1]	(11,731)	[1]	(35,898)	[1]	(35,185)	[1]
Operating Segments | Other
Segment income from operations
Income from operations									$ (47,717)	[2]	$ (49,464)	[2]

[1]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[2]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.